EARNINGS PER SHARE (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2018	Oct. 31, 2016	Dec. 31, 2019	Apr. 30, 2018	Apr. 23, 2018	Oct. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issued and loaned to affiliate (in shares)		8,000,000
Total authorised for share lending arrangement (in shares)				7,000,000
Senior Unsecured Convertible Bonds due 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate		5.75%	5.75%
Shares issued on conversion of convertible debt (in shares)		0.0562596000	0.065451000
Senior Unsecured Convertible Bonds due 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate				4.875%
Common stock, shares loaned to affiliate (in shares)			3,765,842
Shares issued on conversion of convertible debt (in shares)			0.0654462000		0.0528157000
3.25% Senior Unsecured Convertible Bonds Due 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate	3.25%
Senior Unsecured Convertible Bonds Due 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate	3.25%
Amount of debt repurchased	$ 63.2
Shares issued on conversion of convertible debt (in shares)			651,365			9,418,798